[redacted]

11000573

13FCON P 5/24/11 CONFIDENTIAL

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

NON-PUBLI

CONFIDENTIAL

Form 13F

FORM 13F COVER PAGE

RECEIVED
NOV 15 2010
OFFICE OF THE SECRETARY

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Sandell Asset Management Corp.
Address: 40 West 57th Street
New York, NY 10019

CONFIDENTIAL TREATMENT EXPIRED

Form 13F File Number: 28-06499

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Richard Gashler
Title: General Counsel
Phone: 212-603-5700

Signature, Place, and Date of Signing:

[Signature]	New York, New York	November 11, 2010
[Signature]	[City, State]	[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

JRAPP\169765.1

CONFIDENTIAL

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 16

Form 13F Information Table Value Total: $274,544 (thousands)

List of Other Included Managers:

None.

CONFIDENTIAL TREATMENT REQUESTED

FORM 13F

QTR ENDED: 9/30/10

Name of Reporting Manager: Sandell Asset Management

(SEC USE ONLY)

Expected Quarter Close	Item 1: Name of Issuer	Item 2 : Title of Class	Item 3: CUSIP Number	Item 4: Fair Market Value (X$1000)	Item 5: Shares or Principal Amount	Item 6: Investment Discretion	Item 7: Managers See Instr. V	Item 8: Voting Authority (Shares)		
								(a) Sole	(b) Shared	(c) None
4th Qtr 2010	A D C TELECOMMUNICATIONS	COM NEW	000886309	9,224	728,000 SH	SOLE		728,000	-	-
4th Qtr 2010	AIRGAS INC	COM	009363102	45,896	675,441 SH	SOLE		675,441	-	-
2nd Qtr 2011	AIRTRAN HLDGS INC	COM	00949P108	9,871	1,343,000 SH	SOLE		1,343,000	-	-
2nd Qtr 2011	ALLEGHENY ENERGY INC	COM	017361106	31,561	1,287,150 SH	SOLE		1,287,150	-	-
4th Qtr 2010	EXPRESSJET HOLDINGS INC	COM NEW	30218U306	6,190	928,000 SH	SOLE		928,000	-	-
1st Qtr 2011	GENZYME CORP	COM	372917104	11,291	159,500 SH	SOLE		159,500	-	-
1st Qtr 2011	L-1 IDENTITY SOLUTIONS INC	COM	50212A106	9,032	770,000 SH	SOLE		770,000	-	-
4th Qtr 2010	LIBERTY ACQUISITION HLDGS CO	COM	53015Y107	1,132	110,000 SH	SOLE		110,000	-	-
4th Qtr 2010	MARINER ENERGY INC	COM	56845T305	1,751	72,250 SH	SOLE		72,250	-	-
1st Qtr 2011	MCAFEE INC	COM	579064106	22,548	477,100 SH	SOLE		477,100	-	-
4th Qtr 2010	NETEZZA CORP	COM	64111N101	3,843	142,600 SH	SOLE		142,600	-	-
1st Qtr 2011	PACTIV CORP	COM	695257105	11,543	350,000 SH	SOLE		350,000	-	-
4th Qtr 2010	POTASH CORP SASK INC	COM	73755L107	38,696	268,650 SH	SOLE		268,650	-	-
4th Qtr 2010	PSYCHIATRIC SOLUTIONS INC	COM	74439H108	21,674	646,020 SH	SOLE		646,020	-	-
2nd Qtr 2011	QWEST COMMUNICATIONS INTL IN	COM	749121109	33,519	5,346,000 SH	SOLE		5,346,000	-	-
1st Qtr 2011	TALECRIS BIOTHERAPEUTICS HLD	COM	874227101	16,773	733,081 SH	SOLE		733,081	-	-

Value Total: $ 274,544

Entry Total: 16